Long-Term Debt (Receivables Facility Narrative) (Details) (USD $)			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Receivables Facility, Name [Member] Receivables Facility [Member]	Dec. 31, 2012 Receivables Facility, Name [Member] Receivables Facility [Member]	Mar. 21, 2012 Receivables Facility, Name [Member] Receivables Facility [Member]	Dec. 31, 2013 March 7, 2013 Amendment [Member] Receivables Facility, Name [Member] Receivables Facility [Member]	Mar. 07, 2013 March 7, 2013 Amendment [Member] Receivables Facility, Name [Member] Receivables Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			Mar. 21, 2012			Mar. 07, 2013
Debt Instrument, Maturity Date						Mar. 21, 2015
Maximum Borrowing Capacity of Receivables Facility					$ 300,000,000		$ 500,000,000
Debt	9,453,383,000	9,541,282,000	500,000,000	300,000,000		500,000,000
Receivables included in the Receivables Facility						$ 1,000,000,000